LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Long Term Debt Tables [Abstract]
LONG-TERM DEBT

	2016
By remaining maturity	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)

Senior Debt:
Fixed Rate	1	-	193	194
Variable Rate	46	327	284	657
Other:
Fixed Rate	-	2	7	9
Variable Rate	2	107	6	115
Total	49	436	490	975

	2017
By remaining maturity	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)
By remaining maturity
Senior Debt:
Fixed Rate	5	738	168	911
Variable Rate	49	318	-	367
Other:
Fixed Rate	-	3	4	7
Variable Rate	2	105	6	113
Total	56	1.164	178	1.398

Long Term Debt Long Term Senior Debt Tables [Text Block]

2016
(EUR in millions)
Fixed, with a weighted average rate of 2.70%, maturing up until 2026 and denominated in EUR	194
Total	194
Variable, with a weighted average rate of 2.80%, maturing up until 2035 and denominated in EUR	657
Total	657

2017
(EUR in millions)
Fixed, with a weighted average rate of 2.74%, maturing up until 2026 and denominated in EUR	911
Total	911
Variable, with a weighted average rate of 3.86%, maturing up until 2022 and denominated in EUR	367
Total	367

The financial conditions of the major long-term senior fixed rate debt as of December 31, 2017, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Fixed rate notes
NBG	Fixed Rate Notes	December 20, 2012	December 2024	EUR	35(1)	-	Fixed interest rate of 2.535%	Quarterly
NBG	Fixed Rate Notes	August 5, 2013	August 2023	EUR	33(1)	-	Fixed interest rate of 2.519%	Quarterly
NBG	Fixed Rate Notes	December 23, 2013	December 2023	EUR	49(1)	-	Fixed interest rate of 2.680%	Semi-annually
NBG	Fixed Rate Notes	January 29, 2014	January 2026	EUR	50(1)	-	Fixed interest rate of 2.960%	Semi-annually
NBG	Covered Bonds	October 19, 2017	October 2020	EUR	750(1)	5	Fixed interest rate of 2.750%	Semi-annually
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

Long-Term Senior variable rate debt
The financial conditions of the major long-term senior variable rate debt as at December 31, 2017, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Outstanding nominal amount	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Variable rate corporate bonds
NBG Pangaea Reic	Variable rate bond	August 20, 2014	July 2019	EUR	235	-	Three-month Euribor plus 4.85%.	Quarterly
Variable rate notes
NBG	Variable Rate Notes	December 29, 2014	December 2022	EUR(1)	14	-	Six-month Euribor plus 1.67%	Semi-annually
NBG	Variable Rate Notes	November 15, 2016	November 2021	EUR(1)	50	-	Six-month Euribor plus 1.53%	Semi-annually
NBG	Variable Rate Notes	November 15, 2016	November 2021	EUR(1)	20	-	Six-month Euribor plus 1.73%	Semi-annually
NBG (via special purpose entity - Sinepia D.A.C.)	Series 2016-M Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	236	236	Three-month Euribor plus 3.00%	Quarterly
NBG (via special purpose entity - Sinepia D.A.C.)	Series 2016-Z Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	65	65	Three-month Euribor plus 5.00%	Quarterly
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

Major long-term senior fixed/variable rate debt redeemed in 2017 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million
Variable rate loans
NBG (via special purpose entity - Sinepia D.A.C.)	Series 2016-A1 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	150
NBG (via special purpose entity - Sinepia D.A.C.)	Series 2016-A2 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	35
NBG (via special purpose entity - Sinepia D.A.C.)	Series 2016-A3 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	50
NBG (via special purpose entity - Sinepia D.A.C.)	Series 2016-A4 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	89